Investments in associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Investments in associates [Line Items]
Proportion of ownership interest in associate	45.95%	43.65%
Investments in associates	$ 1,536,887	$ 1,536,607	$ 2,043,983
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Investments in associates [Line Items]
Proportion of ownership interest in associate	19.584%	19.584%
Investments in associates	$ 1,124,008	$ 1,055,488
Compania Minera Coimolache S.A. [Member]
Disclosure of Investments in associates [Line Items]
Proportion of ownership interest in associate	40.095%	40.095%
Investments in associates	$ 86,183	$ 74,734	0
Minera Yanacocha S.R.L. [Member]
Disclosure of Investments in associates [Line Items]
Proportion of ownership interest in associate	45.95%	43.65%
Investments in associates	$ 324,861	$ 402,866	$ 0
Other minor investments [Member]
Disclosure of Investments in associates [Line Items]
Investments in associates	$ 1,835	$ 3,519